Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]	Retained earnings [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Statement [LineItems]
Adjustment for IFRS 16 (net of tax) | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	$ (16.8)			$ (16.7)			$ (16.7)	$ (0.1)
Equity Beginning Balance (Previously reported [member]) at Jan. 31, 2019	(322.8)	$ 217.8	$ 38.3	(596.3)	$ 17.0	$ (4.8)	(328.0)	5.2
Equity Beginning Balance at Jan. 31, 2019	(339.6)	217.8	38.3	(613.0)	17.0	(4.8)	(344.7)	5.1
Statement [LineItems]
Net income (loss)	370.6			371.4			371.4	(0.8)
Other comprehensive income (loss)	(58.9)			(51.7)	(12.1)	5.1	(58.7)	(0.2)
Total comprehensive income	311.7			319.7	(12.1)	5.1	312.7	(1.0)
Dividends	(37.2)			(37.2)			(37.2)
Issuance of subordinate shares	12.0	17.2	(5.2)				12.0
Repurchase of subordinate shares	(522.8)	(44.4)	(70.3)	(408.1)			(522.8)
Stock-based compensation	14.2		14.2				14.2
Repurchase of stock options	(28.0)		(9.6)	(18.4)			(28.0)
Non-controlling interest arising on business combination	19.4							19.4
Obligation to repurchase a non-controlling interest	(19.4)							(19.4)
Equity ending balance at Jan. 31, 2020	(589.7)	190.6	(32.6)	(757.0)	4.9	0.3	(593.8)	4.1
Statement [LineItems]
Net income (loss)	362.9			363.4			363.4	(0.5)
Other comprehensive income (loss)	41.9			6.1	30.6	5.0	41.7	0.2
Total comprehensive income	404.8			369.5	30.6	5.0	405.1	(0.3)
Dividends	(9.6)			(9.6)			(9.6)
Issuance of subordinate shares	22.5	31.3	(8.8)				22.5
Repurchase of subordinate shares	(320.0)	(11.5)	(129.7)	(178.8)			(320.0)
Stock-based compensation	17.1		17.1				17.1
Equity ending balance at Jan. 31, 2021	$ (474.9)	$ 210.4	$ (154.0)	$ (575.9)	$ 35.5	$ 5.3	$ (478.7)	$ 3.8